Notes Payable (Details Textual) (USD $)	0 Months Ended		12 Months Ended						0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 14, 2011	Oct. 13, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 14, 2012	Oct. 29, 2010	Aug. 16, 2011 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Aug. 16, 2011 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Various Equipment Notes Payable [Member]	Dec. 31, 2010 Various Equipment Notes Payable [Member]	Jun. 30, 2012 Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2013 Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2012 Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2011 Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2010 Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2011 Eureka Hunter Second Lien [Member]	Dec. 31, 2011 Eureka Hunter 2nd Lien Term Loan [Member]	Dec. 31, 2011 Second lien term loan due October 13, 2016 [Member]	Sep. 30, 2011 Second lien term loan due October 13, 2016 [Member]	Dec. 31, 2011 Second lien term loan due October 13, 2016 [Member]	Dec. 31, 2010 Second lien term loan due October 13, 2016 [Member]	Sep. 30, 2011 Second lien term loan due October 13, 2016 [Member] Minimum [Member]	Dec. 31, 2011 Second lien term loan due October 13, 2016 [Member] Maximum [Member]	Dec. 31, 2011 Senior revolving credit facility due April 13, 2016 [Member]	Jun. 30, 2011 Senior revolving credit facility due April 13, 2016 [Member]	Dec. 31, 2011 Senior revolving credit facility due April 13, 2016 [Member]	Nov. 30, 2011 Senior revolving credit facility due April 13, 2016 [Member]	Dec. 31, 2010 Senior revolving credit facility due April 13, 2016 [Member]	Dec. 31, 2011 Senior Revolving Credit Facility Tranche A [Member]	Dec. 31, 2010 Senior Revolving Credit Facility Tranche A [Member]	Dec. 31, 2011 Senior Revolving Credit Facility Tranche B [Member]	Dec. 31, 2010 Senior Revolving Credit Facility Tranche B [Member]	Dec. 31, 2011 NGAS Resources Inc [Member]	Dec. 31, 2011 Eureka Hunter Revolver [Member]	Sep. 30, 2011 Eureka Hunter Revolver [Member]	Dec. 31, 2011 ABR Loans [Member] Minimum [Member]	Dec. 31, 2011 ABR Loans [Member] Maximum [Member]	Dec. 31, 2011 Triad Hunter [Member]	Jun. 30, 2014 Line of credit [Member]	Dec. 31, 2014 Line of credit [Member]	Mar. 31, 2012 March 2012 [Member] Minimum [Member]	Dec. 31, 2014 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Sep. 30, 2011 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member] Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]	Dec. 31, 2011 Term Loan [Member] Eureka Hunter Second Lien [Member]	Dec. 31, 2011 Term Loan [Member] Other Eureka Hunter Loan [Member]	Dec. 31, 2011 Eureka Hunter [Member] Eureka Hunter 2nd Lien Term Loan [Member]	Dec. 31, 2011 Eureka Hunter [Member] Second lien term loan due October 13, 2016 [Member]
Debt Instrument [Line Items]
Interest Rate, Effective Percentage				5.70%																12.50%				8.00%		8.00%				3.55%		3.55%			4.50%		5.50%												9.75%
Interest Rate, Effective Percentage Rate Range, Minimum															0.00%																								0.00%
Interest Rate, Effective Percentage Rate Range, Maximum															6.34%																								5.875%
Term loan facility																				$ 50,000,000																																			$ 100,000,000
Maturity date				Nov. 30, 2017																																													Aug. 16, 2016
Non cash interest rate of debt in case of excessive borrowings																				3.75%
Applicable margin rate to LIBO Rate plus									1.25%		2.25%	2.25%		3.25%
Applicable margin rate for alternate base rate			6.00%								1.25%			2.75%
Applicable margin rate for adjusted LIBOR rate			7.00%																																							2.25%	3.25%
Minimum adjusted LIBOR rate										1.00%
Minimum adjusted LIBOR rate after 30 June 2012													2.00%
Reserve value to indebtedness ratio																													1.5
EBITDA to interest expense ratio																				1.00%																										3.00%		2.75%
Debt to EBITDA ratio, maximum																			7.00%																										4.00%			4.25%
Debt under revolver to EBITDA ratio																				3.50%
Debt under revolver to EBITDA ratio, maximum																	3.25%
Credit outstanding																																																		0
Long-term Debt, Gross				290,745,000	33,151,000										17,745,000	3,151,000				31,000,000	0			100,000,000		100,000,000	0			142,000,000		142,000,000		0	0	23,500,000	0	6,500,000			0
Loans outstanding																																																					31,000,000
Effective Federal Funds Rate plus per annum																				0.50%
Basis of spread on federal funds effective rate																										0.50%						0.50%
Basis of spread on LIBOR																										1.00%						1.00%
Adjusted LIBO Rate to the interest																																																						1.00%
Penalty rate for prepayment of principal in second year																			2.00%
Penalty rate for prepayment of principal in third year																		1.00%
Current ratio for second quarter of next fiscal and thereafter.			1.00%
Current ratio																																1.00%															0.85%
Debt to earnings before interest taxes depreciation amortization ratio minimum																								5.00%	5.25%	4.75%
Commitment fee percentage																							0.50%									0.50%
Borrowing base minimum				200,000,000																										120,000,000		120,000,000	235,000,000							25,000,000
Borrowing base maximum								75,000,000																						250,000,000		250,000,000								100,000,000
Earning before interest taxes depreciation amortization to interest coverage ratio minimum																															2.5
Earning before interest taxes depreciation amortization to interest coverage ratio																												2.125%
New Borrowing Base							235,000,000																							145,000,000		145,000,000
Notes outstanding																																												6,500,000
Line of credit maximum borrowing capacity for letter of credit																														10,000,000		10,000,000
Term loan withdrawal																				31,000,000
Repayment of indebtedness																																																			21,000,000
Rate of term loan paid as shares																																																	2.75%
Debt to earnings before interest taxes depreciation amortization ratio maximum																														4.25%		4.00%
Additional interest rate in case of default																						2.00%
Notes outstanding																																							6,000,000
Period which adjusted LIBOR Rate to interest				1 month																						one month interest period in effect on such day plus 1.0%;
Debt instrument borrowings limit for increased interest rate																																																				1,000,000
Swingline loans outstanding																							5,000,000
Aggregate amount of letters of credit																							5,000,000
Interest rate of over due amount																										2.00%
Notes Payable (Textual) [Abstract]
Term note	3,900,000
Term Loan Interest Rate	5.50%
Purchase of office building		1,700,000
Notes payable in connection with related party transaction				1,400,000
Minimum rate of value of oil and gas properties secured for obligations under senior credit facility				80.00%
Common stock, par value				$ 0.01	$ 0.01
Increase rate of interest under default of revolver or term loan				2.00%
Total debt to capitalization ratio				60.00%
Debt instrument restrictive covenants current ratio minimum				1.00%
Applicable margin rate for alternate base rate after 30 June 2012			7.00%
Applicable margin rate for adjusted LIBOR rate after 30 June 2012			8.00%
Amount of dividends on preferred stock as per debt covenants				20,000,000
Principal repayment of debt				$ 242,472,000	$ 84,886,000	$ 34,194,000